EXHIBIT 99.3

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	31-May-19	17-Jun-19	15-Jul-19
To	30-Jun-19	15-Jul-19
Days	28

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$5,494,871.40
Series Nominal Liquidation Amount	1,548,704,871.40

Required Participation Amount	$1,548,704,871.40
Excess Receivables	$374,287,677.47

Total Collateral	1,922,992,548.87

Collateral as Percent of Notes	153.84%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,612,711,995.01
Total Principal Collections	($1,727,078,247.22)
Investment in New Receivables	$1,525,051,868.74
Receivables Added for Additional Accounts	$0.00
Repurchases	($80,839,770.26)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($706,655,419.68)
Less Servicing Adjustment	($2,094,478.41)

Ending Balance	$4,621,095,948.18

SAP for Next Period	41.61%

Average Receivable Balance	$4,755,720,935.94
Monthly Payment Rate	36.32%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$22,051,547.10
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$22,051,547.10

Series Allocation Percentage at Month-End	41.61%
Floating Allocation Percentage at Month-End	75.60%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	28
LIBOR	2.394250%
Applicable Margin	0.320000%
	2.714250%

	Actual	Per $1000
Interest	2,638,854.17	2.11
Principal	—	—

		2.11
Total Due Investors	2,638,854.17
Servicing Fee	1,286,041.67

Excess Cash Flow	3,012,894.81

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.26%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)

Seller’s Interest*	53.52%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.